CONDENSED SEPARATE FINANCIAL INFORMATION OF KYIVSTAR GROUP LTD. - Condensed Income Statement (Details) - USD ($) $ in Millions		12 Months Ended
	Aug. 14, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Condensed Income Statements, Captions [Line Items]
Listing expense	$ (162)	$ (162)	$ 0	$ 0
Operating profit		274	348	363
Profit / (loss) for the year		124	$ 283	$ 281
Kyivstar Group Ltd.
Condensed Income Statements, Captions [Line Items]
Other operating gains		(1)
Listing expense		(162)
Operating profit		(163)
Finance costs		(5)
Profit / (loss) for the year		$ (168)